Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

Note 14.  Income Taxes

The Company prepares its income tax return on a consolidated basis. Income taxes are allocated to members of the consolidated group based on taxable income.

The components of income tax expense for the years ended December 31 were as follows:

	2024	2023

Currently paid or payable	$2,086,702	$3,268,196
Deferred expense (benefit)	351,928	(373,105)
Total income tax expense	$2,438,630	$2,895,091

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% for both periods presented primarily due to the following for the years ended December 31:

	2024		2023
	Dollars	Percentage	Dollars	Percentage

Computed expense at statutory rates	$3,192,647	21.00%	$3,428,659	21.00%
Tax exempt interest	(578,350)	-3.80%	(364,295)	-2.23%
BOLI	(17,987)	-0.12%	(16,657)	-0.10%
Disallowed interest	80,946	0.53%	37,416	0.23%
Tax credits
Low-incoming housing	(611,090)	-4.02%	(611,090)	-3.74%
Rehab	(87,360)	-0.57%	(87,360)	-0.54%
New markets	(300,000)	-1.97%	0	0.00%
Low-income housing investment amortization expense	650,940	4.28%	498,896	3.06%
Other	108,884	0.72%	9,522	0.06%
Total income tax expense	$2,438,630	16.04%	$2,895,091	17.73%

The deferred income tax expense (benefit) consisted of the following items for the years ended December 31:

	2024	2023

Depreciation	$75,625	$(16,267)
Bad debts	6,827	(238,035)
Limited partnership amortization	75,454	177,184
Investment in CFS Partners	45,299	(127,863)
Deferred SBA PPP fees	1,492	2,761
Prepaid expenses	(1,606)	17,652
Deferred origination costs	167,448	0
Other	(3,591)	(172,665)
Change in deferred tax expense (benefit)	$351,928	$(373,105)

Securities valuation (OCI)	41,142	1,258,996
Total change in deferred taxes	$393,070	$885,891

Listed below are the significant components of the net deferred tax asset as of December 31:

	2024	2023

Components of the deferred tax asset:
Bad debts	$2,060,145	$2,066,972
Deferred compensation	4,620	6,930
Investment in CFS Partners	52,978	98,277
Contingent liability - MPF program	17,838	17,838
Finance lease	103,827	75,566
Deferred SBA PPP fees	1,713	3,205
Unrealized loss on debt securities AFS	4,193,839	4,234,981
Other	147,835	169,296
Total deferred tax asset	$6,582,795	$6,673,065

Components of the deferred tax liability:
Depreciation	$542,842	$467,217
Limited partnerships	409,032	333,578
Mortgage servicing rights	147,942	165,272
Operating lease	5,134	1,925
Prepaid expenses	124,939	126,545
Deferred Origination Costs	167,448	0
Total deferred tax liability	1,397,337	1,094,537
Net deferred tax asset	$5,185,458	$5,578,528

U.S. GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in Other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy some or all the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2021 through 2023.  The 2024 tax return has not yet been filed.